Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
January 31, 2025
GCS-NPRT1-0425
1.879386.115
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 2.3%
Materials - 2.3%
Metals & Mining - 2.3%
Champion Iron Ltd (Canada) (a)	5,715,900	19,585,910
IperionX Ltd (b)	423,066	1,102,121

TOTAL AUSTRALIA		20,688,031
AUSTRIA - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	196	3,068
BRAZIL - 5.4%
Materials - 5.4%
Metals & Mining - 4.4%
Sigma Lithium Corp (United States) (a)(b)	146,275	1,572,456
Wheaton Precious Metals Corp	615,300	38,390,893
		39,963,349
Paper & Forest Products - 1.0%
Suzano SA	905,600	9,664,919
TOTAL BRAZIL		49,628,268
CANADA - 22.1%
Energy - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd	793,900	24,117,167
Cenovus Energy Inc	1,866,000	26,988,214
South Bow Corp	989,531	23,680,385
		74,785,766
Materials - 14.0%
Chemicals - 2.0%
Nutrien Ltd	356,083	18,378,082
Metals & Mining - 8.7%
Alamos Gold Inc Class A	558,900	11,686,773
Algoma Steel Group Inc (United States) (a)	2,241,400	18,289,824
Franco-Nevada Corp	108,371	14,732,073
Teck Resources Ltd Class B	832,300	33,999,829
		78,708,499
Paper & Forest Products - 3.3%
Interfor Corp (b)	1,194,600	13,973,371
West Fraser Timber Co Ltd	186,500	16,170,135
		30,143,506
TOTAL MATERIALS		127,230,087

TOTAL CANADA		202,015,853
FINLAND - 4.0%
Materials - 4.0%
Paper & Forest Products - 4.0%
Stora Enso Oyj R Shares	1,042,000	11,540,425
UPM-Kymmene Oyj	852,600	25,143,078

TOTAL FINLAND		36,683,503
INDIA - 1.5%
Materials - 1.5%
Construction Materials - 0.6%
UltraTech Cement Ltd	43,600	5,769,390
Metals & Mining - 0.9%
Tata Steel Ltd	5,309,000	8,209,901
TOTAL INDIA		13,979,291
JAPAN - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Sumitomo Metal Mining Co Ltd	103,200	2,356,683
NETHERLANDS - 0.2%
Materials - 0.2%
Chemicals - 0.2%
OCI NV	144,200	1,665,719
NORWAY - 2.4%
Energy - 2.4%
Energy Equipment & Services - 2.4%
DOF Group ASA A Shares (b)	2,544,800	21,448,923
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	77,100	454,732
TOTAL NORWAY		21,903,655
SOUTH AFRICA - 5.1%
Materials - 5.1%
Metals & Mining - 5.1%
Anglo American Platinum Ltd	147,812	5,185,767
Anglo American PLC	544,200	15,934,833
Impala Platinum Holdings Ltd (b)	778,100	4,270,731
Northam Platinum Holdings Ltd	3,179,500	21,495,274

TOTAL SOUTH AFRICA		46,886,605
SWEDEN - 1.6%
Materials - 1.6%
Containers & Packaging - 0.3%
Billerud Aktiebolag	321,900	3,309,638
Paper & Forest Products - 1.3%
Svenska Cellulosa AB SCA B Shares	845,500	11,651,761
TOTAL SWEDEN		14,961,399
UNITED STATES - 50.7%
Consumer Staples - 9.6%
Food Products - 9.6%
Archer-Daniels-Midland Co	810,000	41,496,300
JBS S/A	4,869,800	29,531,868
JM Smucker Co	43,600	4,660,404
Lamb Weston Holdings Inc (a)	121,800	7,300,692
Tyson Foods Inc Class A	76,400	4,315,836
		87,305,100
Energy - 34.0%
Energy Equipment & Services - 5.1%
Archrock Inc	304,800	8,561,832
Kodiak Gas Services Inc	799,800	37,414,644
		45,976,476
Oil, Gas & Consumable Fuels - 28.9%
Alliance Resource Partners LP	796,400	22,856,680
Antero Resources Corp (b)	744,512	27,785,188
Core Natural Resources Inc (a)	296,683	26,802,342
Energy Transfer LP	1,901,700	38,946,816
Exxon Mobil Corp	493,000	52,667,190
Mach Natural Resources LP	629,567	11,206,293
Ovintiv Inc	290,800	12,277,576
Plains GP Holdings LP Class A	872,000	18,442,800
Shell PLC	1,587,073	52,111,150
		263,096,035
TOTAL ENERGY		309,072,511

Industrials - 1.6%
Construction & Engineering - 0.2%
Centuri Holdings Inc	88,600	1,974,008
Electrical Equipment - 0.1%
GrafTech International Ltd (b)	683,684	1,025,526
Machinery - 1.3%
Caterpillar Inc	2,400	891,456
CNH Industrial NV Class A	439,200	5,656,896
Deere & Co	10,000	4,765,600
		11,313,952
TOTAL INDUSTRIALS		14,313,486

Materials - 5.5%
Chemicals - 2.8%
CF Industries Holdings Inc	61,600	5,680,136
Corteva Inc	301,800	19,698,486
		25,378,622
Containers & Packaging - 1.3%
International Paper Co	10,000	556,300
Smurfit WestRock PLC (United Kingdom)	218,900	11,684,378
		12,240,678
Metals & Mining - 1.4%
Reliance Inc	44,300	12,824,850
TOTAL MATERIALS		50,444,150

TOTAL UNITED STATES		461,135,247
ZAMBIA - 2.6%
Materials - 2.6%
Metals & Mining - 2.6%
First Quantum Minerals Ltd (b)	1,903,271	23,821,171
TOTAL COMMON STOCKS (Cost $776,151,209)		895,728,493

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	10,973,747	10,975,942
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	26,184,267	26,186,885
TOTAL MONEY MARKET FUNDS (Cost $37,162,827)			37,162,827

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $813,314,036)	932,891,320
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(20,853,520)
NET ASSETS - 100.0%	912,037,800

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,117,624	62,766,158	57,907,840	65,166	-	-	10,975,942	10,973,747	0.0%
Fidelity Securities Lending Cash Central Fund	18,321,269	158,155,744	150,290,128	311,544	-	-	26,186,885	26,184,267	0.1%
Total	24,438,893	220,921,902	208,197,968	376,710	-	-	37,162,827	37,158,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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